Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Contingent consideration, financial performance period	2 years
Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives of property and equipment	1 year
Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful lives of property and equipment	5 years